Note 3 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

3. Transactions with related parties

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company controlled by Mr. Konstantinos Konstantakopoulos, a major shareholder of the Company. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated May 6, 2025 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by Mr. Konstantakopoulos and a member of his family, provides, pursuant to a Services Agreement dated May 6, 2025 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services receive (i) for each vessel, a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 plus the value of 60,509 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company may terminate the Framework Agreement and the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to the lesser of (a) ten and (b) the number of full years remaining prior to December 31, 2040, times the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2025 and 2026, amounted to $3,061 and $4,718, respectively and are included in “Management and agency fees -related parties” in the accompanying consolidated statements of operations. The amounts received by Costamare Shipping include amounts paid to third-party managers of $1,089 for the six-month period ended June 30, 2026 ($727 for the six-month period ended June 30, 2025). In addition, for the six-month period ended June 30, 2026, (i) Costamare Shipping and Costamare Services charged $1,081 ($458 for the six-month period ended June 30, 2025), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in “Voyage expenses-related parties” in the accompanying consolidated statements of operations and (ii) Costamare Services charged $1,334 ($410 for the six-month period ended June 30, 2025), which is included in “General and administrative expenses – related parties” in the accompanying consolidated statements of operations and $1,999, representing the fair value of 121,018 shares issued during the six-month period ended June 30, 2026 ($323, representing the fair value of 37,236 shares issued for the six-month period ended June 30, 2025), which is included in “General and administrative expenses – related parties” in the accompanying consolidated statement of operations for the six-month period ended June 30, 2026. In accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $50 per vessel as working capital security. As of December 31, 2025, the working capital security was $1,600 in aggregate, out of which $750 are included in “Accounts receivable, net” and $850 are included in “Accounts receivable, non-current” in the accompanying consolidated balance sheet. As of June 30, 2026, the working capital security was $900 in aggregate, out of which $150 are included in “Accounts receivable, net” and $750 are included in “Accounts receivable, non-current” in the accompanying consolidated balance sheet.

The balance due to Costamare Shipping as of December 31, 2025 and June 30, 2026 amounted to $1,226 and $1,014, respectively and is included in “Due to related parties” in the accompanying consolidated balance sheets. The balance due to Costamare Services as of  December 31, 2025 and June 30, 2026, amounted to $129 and $23, respectively and is included in “Due to related parties” in the accompanying consolidated balance sheets.

(b) Local Agencies: Costamare Bulkers Services GmbH (“Local Agency A”), a company incorporated under the laws of the Republic of Germany, Costamare Bulkers Services ApS (“Local Agency B”), a company incorporated under the laws of the Kingdom of Denmark and Costamare Bulkers Services Co., Ltd (“Local Agency D”), a company incorporated under the laws of Japan, are controlled by Konstantinos Konstantakopoulos, a major shareholder of the Company. Costamare Bulkers Services Pte. Ltd. (“Local Agency C” and together with Local Agency A, Local Agency B and Local Agency D, the “Local Agencies”), a company incorporated under the laws of the Republic of Singapore, is controlled by the Company’s Chief Executive Officer. CBI entered into separate Agency Agreements with Local Agency A, Local Agency B and Local Agency C on November 14, 2022, as most recently amended and restated on May 6, 2025, and with Local Agency D on November 20, 2023 as most recently amended and restated on May 6, 2025 (each, an “Agency Agreement”), for the provision of chartering and other services on a cost basis (including all expenses related to the provision of the services) plus a mark-up, which is currently set at 11%. CBI may charter out its vessels to Local Agency C, as certain shippers in Asia and the Australia-Pacific region prefer to deal with a chartering company based in Singapore. Local Agency C does not receive any commissions whatsoever for such arrangements, as it is acting in the circumstances as a “paying/receiving agent” for CBI. All the economic results of the relevant charter-out arrangements by Local Agency C are passed onto CBI on a back-to-back basis, including any address commissions received by Local Agency C. During the six-month periods ended June 30, 2026 and 2025, CBI has charged Local Agency C an amount of $18,681 and $46,179, respectively, for chartering-in vessels (on voyage and time charter basis) from CBI which is included in “Voyage revenue – related parties” in the accompanying consolidated statements of operations, and Local Agency C has charged CBI an amount of $710 and $1,671, respectively, for address commission which is included in “Voyage expenses – related parties” in the accompanying consolidated statements of operations. During the six-month periods ended June 30, 2026 and 2025, the Local Agencies charged CBI with aggregate agency fees of $3,275 and $3,119, respectively, which are included in “Management and agency fees-related parties” in the accompanying consolidated statements of operations. The balance due from Local Agency C, as of December 31, 2025 and June 30, 2026, amounted to $4,444 and $3,606, respectively, (out of which an amount of $3,540 and $2,344 relates to Local Agency C’s chartering-in vessels activity from CBI) and is included in “Due from related parties” in the accompanying consolidated balance sheets. The balance due from Local Agency B, as of June 30, 2026, amounted to $470 and is included in “Due from related parties” in the accompanying consolidated balance sheet. The balance due to Local Agencies A, B and D, as of December 31, 2025, amounted to $1,498 and is included in “Due to related parties” in the accompanying consolidated balance sheet. The balance due to Local Agencies A and D, as of June 30, 2026, amounted to $1,296 and is included in “Due to related parties” in the accompanying consolidated balance sheet.

(c) Navilands Bulker Management Ltd., (‘‘Navilands’’) and Navilands Maritime Services Ltd. (“Navilands Maritime”): Navilands and Navilands Maritime are controlled by Mr. Konstantinos Konstantakopoulos, a major shareholder of the Company. Certain of the Company’s vessel-owning subsidiaries appointed Navilands as managers to provide their vessels, together with Costamare Shipping, with technical, crewing, commercial, provisioning, bunkering, sale and purchase, accounting and insurance services pursuant to separate ship-management or crew management agreements between each of the Company’s vessel-owning subsidiaries and Navilands.

During the six-month periods ended June 30, 2026 and 2025, Navilands charged management fees of $1,031 and $510, respectively, in the aggregate, which are included in “Management and agency fees-related parties” in the accompanying consolidated statements of operations. As of June 30, 2026, the working capital security paid by the Company to Navilands was $1,125 in aggregate, out of which $75 is included in “Due from related parties, current” and $1,050 is included in “Due from related parties, non-current” in the accompanying consolidated balance sheet. The balance due to Navilands as of December 31, 2025 and June 30, 2026, amounted to $2,292 and $4,133, respectively, and is included in “Due to related parties” in the accompanying consolidated balance sheets. Starting in January 2026, the vessel-owning subsidiaries have appointed Navilands Maritime to provide purchasing services and support services in relation to vessel maintenance, repairs and dry-docking as requested. During the six-month period ended June 30, 2026, Navilands Maritime charged the Company with $18 subscription fees for the services provided during that period, which are included in “Vessels’ operating expenses” in the accompanying 2026 statement of operations.

(d) Payment undertaking and Intercreditor agreement with Neptune Maritime Leasing Limited: Neptune Maritime Leasing Limited (“NML”), a subsidiary of Costamare, has acquired from third parties (the “Buyers”), by way of a five-year sale and leaseback transaction four handysize bulkers sold by certain subsidiaries of the Company (the “Sellers”). A portion of the sale price has been deferred (Note 5), which amount is due and payable by the Buyers to NML upon the termination of the lease financing (the “Backend Fee”). NML has agreed to pay to the Sellers any amount of the Backend Fee received from the Buyers and to enter into an intercreditor agreement with the Sellers whereby the Sellers have agreed to subordinate their claims to those of NML in connection with the lease financing.